Warrants (Details) - Schedule of Warrant Activity - $ / shares	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Mar. 31, 2024	Dec. 31, 2023	Nov. 21, 2023	Oct. 23, 2023
Warrants (Details) - Schedule of Warrant Activity [Line Items]
Warrants Outstanding, beginning balance
Weighted Average Exercise Price, beginning balance
Average Remaining Contractual Life (Years), beginning balance	0 years	0 years	4 years 7 months 6 days	4 years 10 months 6 days
Warrants Outstanding, Warrant activity
Weighted Average Exercise Price ,Warrant activity
Average Remaining Contractual Life (Years) ,Warrant activity
Warrants Outstanding, ending balance	0
Weighted Average Exercise Price, ending balance	$ 0
Average Remaining Contractual Life (Years), ending balance	0 years	0 years	4 years 7 months 6 days	4 years 10 months 6 days
Warrants Outstanding ,Warrants Issued					1,600,000	1,700,884
Weighted Average Exercise Price ,Warrants Issued					$ 5	$ 371.9
Average Remaining Contractual Life (Years) ,Warrants Issued					4 years 7 months 20 days	4 years 6 months 21 days
Previously Reported [Member]
Warrants (Details) - Schedule of Warrant Activity [Line Items]
Warrants Outstanding ,Warrants Issued					1,600,000	1,700,884
Weighted Average Exercise Price ,Warrants Issued					$ 5	$ 371.9
Average Remaining Contractual Life (Years) ,Warrants Issued					4 years 10 months 20 days	4 years 9 months 21 days